Income tax (Schedule of Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accrued expenses	¥ 52,912	¥ 38,062
Inventory write-down	33,379	25,892
Impairment of equity investments	7,048	4,948
Salary and welfare payable	2,760	2,669
Allowance for credit losses	21,627	21,337
Net operating loss carried forward	83,099	39,461
Less: valuation allowance	(38,316)	(18,169)	¥ (19,686)
Deferred tax assets, net	162,509	114,200
Deferred tax liabilities:
Identifiable intangible assets	(28,082)	(51,525)
Deferred tax liabilities	¥ (28,082)	¥ (51,525)